Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary compensation table total for Paul Sekhri (1)	Compensation actually paid to Paul Sekhri(8)	Average Summary compensation table total for non-PEO NEOs(5)	Average Compensation actually paid to non-PEO NEOs(5)(8)	Value of initial fixed $100 investment based on total share-holder return (6)	Net loss (in thousands)(7)
2023	$650,913	$16,361	$465,249	$294,391	$15	$(20,250)

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)
Year	Summary compensation table total for Paul Sekhri (1)	Summary compensation table total for Richard Nelson(2)	Summary compensation table total for Deepa Prasad (3)	Compensation actually paid to Paul Sekhri(9)	Compensation actually paid to Richard Nelson(9)	Compensation actually paid to Deepa Prasad(9)	Average Summary compensation table total for non-PEO NEOs(5)	Average Compensation actually paid to non-PEO NEOs(5)(9)	Value of initial fixed $100 investment based on total share-holder return (6)	Net loss (in thousands)(7)
2022	$1,721,433	$514,071	$1,326,967	$1,465,434	$481,207	$(386,153)	$373,661	$335,208	$34	$(19,164)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for Deepa Prasad (3)	Summary compensation table total for Steve Holcombe(4)	Compensation actually paid to Deepa Prasad(10)	Compensation actually paid to Steve Holcombe(10)	Average summary compensation table total for non-PEO NEOs(5)	Average compensation actually paid to non-PEO NEOs(5)(10)	Value of initial fixed $100 investment based on total share-holder return (6)	Net loss (in thousands)(7)
2021	$3,292,465	$1,911,261	$2,210,989	$1,134,182	$881,455	$343,553	$52	$(12,987)

Named Executive Officers, Footnote	Mr. Sekhri became CEO (principal executive officer ("PEO")) of vTv Therapeutics Inc. on August 1, 2022, at which point Mr. Nelson transitioned to the role of executive vice president.Mr. Nelson became CEO (PEO) of vTv Therapeutics Inc. on March 29, 2022, at which point Ms. Prasad transitioned to serve as a strategic advisor to the Company until September 29, 2022.Ms. Prasad became CEO (PEO) of vTv Therapeutics Inc. on October 19, 2021, at which point Mr. Holcombe transitioned to serve as a strategic advisor to the Company until December 31, 2022.Mr. Holcombe was CEO (PEO) of vTv Therapeutics Inc. beginning July 2015 through October 21, 2021.The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for each fiscal year shown: 2023 - Mr. Tuch; 2022- Mr. Tuch and Mr. Brown; 2021-Mr. Howard.
Adjustment To PEO Compensation, Footnote	For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	NON-PEO NEOs
	Sekhri	Tuch
Total Compensation Reported in 2023 Summary Compensation Table	$650,913	$465,249
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(499,317)	(108,970)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(135,235)	(61,888)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	(634,552)	(170,858)
Compensation Actually Paid for Fiscal Year 2023	$16,361	$294,391
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO			NON-PEO NEOs
	Sekhri	Nelson	Prasad
Total Compensation Reported in 2022 Summary Compensation Table	$1,721,433	$514,071	$1,326,967	$373,661
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(1,518,002)	(346,323)	—	(236,829)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	1,262,003	157,998	—	200,710
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—	(154,410)	(1,114)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	155,461	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	—	—	(1,220)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—	(1,558,710)	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—	—	—
Total Adjustments	(255,999)	(32,864)	(1,713,120)	(38,453)
Compensation Actually Paid for Fiscal Year 2022	$1,465,434	$481,207	$(386,153)	$335,208
(10)For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO		AVERAGE NON-PEO NEOs
	Prasad	Holcombe
Total Compensation Reported in 2021 Summary Compensation Table	$3,292,465	$1,911,261	$881,455
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(3,159,756)	(780,499)	(179,939)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	2,078,280	291,995	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(238,079)	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	(50,496)	(24,142)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—	(333,821)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—	—
Total Adjustments	(1,081,476)	(777,079)	(537,902)
Compensation Actually Paid for Fiscal Year 2021	$2,210,989	$1,134,182	$343,553

Non-PEO NEO Average Total Compensation Amount	$ 465,249	$ 373,661	$ 881,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 294,391	335,208	343,553
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2023, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	NON-PEO NEOs
	Sekhri	Tuch
Total Compensation Reported in 2023 Summary Compensation Table	$650,913	$465,249
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(499,317)	(108,970)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(135,235)	(61,888)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	(634,552)	(170,858)
Compensation Actually Paid for Fiscal Year 2023	$16,361	$294,391
For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	PEO			NON-PEO NEOs
	Sekhri	Nelson	Prasad
Total Compensation Reported in 2022 Summary Compensation Table	$1,721,433	$514,071	$1,326,967	$373,661
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(1,518,002)	(346,323)	—	(236,829)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	1,262,003	157,998	—	200,710
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—	(154,410)	(1,114)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	155,461	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	—	—	(1,220)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—	(1,558,710)	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—	—	—
Total Adjustments	(255,999)	(32,864)	(1,713,120)	(38,453)
Compensation Actually Paid for Fiscal Year 2022	$1,465,434	$481,207	$(386,153)	$335,208
(10)For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:

	PEO		AVERAGE NON-PEO NEOs
	Prasad	Holcombe
Total Compensation Reported in 2021 Summary Compensation Table	$3,292,465	$1,911,261	$881,455
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	(3,159,756)	(780,499)	(179,939)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	2,078,280	291,995	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	(238,079)	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	(50,496)	(24,142)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—	(333,821)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—	—
Total Adjustments	(1,081,476)	(777,079)	(537,902)
Compensation Actually Paid for Fiscal Year 2021	$2,210,989	$1,134,182	$343,553

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Cumulative Return
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEOs and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is directionally aligned with the Company’s TSR over the three years presented in the table. This is because a significant portion of the “compensation actually paid” to the PEOs and to the non-PEO PEOs is comprised of equity awards.
The Company’s stock price has had the most profound impact on the change from the compensation reported in the “Summary Compensation Table.” Specifically, our stock price performance in 2023, 2022 and 2021 has resulted in a significant decline in the fair value of the Company's TSR, as measured at the end of the applicable fiscal years, and particularly as of the end of fiscal year 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Loss
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEOs and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is not directionally aligned with the Company’s net loss over the three years presented in the table due to the weight placed on equity-based compensation in our pay mix, as well as the impact the Company’s stock price has had on the ‘compensation actually paid’ amounts during the applicable fiscal years.

Total Shareholder Return Amount	$ 15	34	52
Net Income (Loss)	$ (20,250,000)	(19,164,000)	(12,987,000)
Additional 402(v) Disclosure	Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2023, 2022 or 2021.Represents the amount of net loss reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
Sekhri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 650,913	1,721,433
PEO Actually Paid Compensation Amount	$ 16,361	1,465,434
PEO Name	Sekhri
Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		514,071
PEO Actually Paid Compensation Amount		$ 481,207
PEO Name		Nelson
Prasad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,326,967	3,292,465
PEO Actually Paid Compensation Amount		$ (386,153)	$ 2,210,989
PEO Name		Prasad	Prasad
Holcombe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,911,261
PEO Actually Paid Compensation Amount			$ 1,134,182
PEO Name			Holcombe
PEO | Sekhri [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (634,552)
PEO | Sekhri [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ (1,518,002)
PEO | Sekhri [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,262,003
PEO | Sekhri [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(499,317)	0
PEO | Sekhri [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Sekhri [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,235)	0
PEO | Sekhri [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Sekhri [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Sekhri [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(255,999)
PEO | Nelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(346,323)
PEO | Nelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		157,998
PEO | Nelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Nelson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		155,461
PEO | Nelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Nelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Nelson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Nelson [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(32,864)
PEO | Prasad [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	$ (3,159,756)
PEO | Prasad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,078,280
PEO | Prasad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(154,410)	0
PEO | Prasad [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Prasad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Prasad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,558,710)	0
PEO | Prasad [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Prasad [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,713,120)	(1,081,476)
PEO | Holcombe [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(780,499)
PEO | Holcombe [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			291,995
PEO | Holcombe [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(238,079)
PEO | Holcombe [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Holcombe [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,496)
PEO | Holcombe [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Holcombe [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Holcombe [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(777,079)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,858)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(236,829)	(179,939)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	200,710	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,970)	(1,114)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,888)	(1,220)	(24,142)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(333,821)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (38,453)	$ (537,902)